Stock Option and bonus plans (Details 1) - $ / shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Stock Option And Bonus Plans Details 1Abstract
Exercisable, Weighted Average Exercise Price	$ 1.50
Outstanding, Number	425,000
Outstanding, Weighted Average Remaining Life	4 years
Exercisable, Number	425,000	425,000